Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Variable Interest Entity [Line Items]
Restricted cash	$ 841	$ 922
Financing receivables	22,148	21,976	20,376
Equipment on operating leases, net	1,104	1,059
Total Assets	54,698	53,843
Debt	31,296	29,866
Total liabilities	49,606	48,876
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	819	900
Financing receivables	12,382	12,379
Equipment on operating leases, net	107	116
Total Assets	13,308	13,395
Debt	12,694	12,871
Total liabilities	$ 12,694	$ 12,871